Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: 89.2%
	Brazil: 11.8%
BRL 10,229,000	Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	$2,989,730	3.2
BRL 16,158,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2023	4,463,763	4.8
BRL 10,350,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2025	2,956,267	3.2
BRL 1,666,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2029	499,909	0.6
		10,909,669	11.8

	Chile: 2.9%
CLP 115,000,000	Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/2026	171,058	0.2
CLP 115,000,000	Bonos de la Tesoreria de la Republica en pesos, 5.100%, 07/15/2050	189,021	0.2
CLP 1,495,000,000	Bonos de la Tesoreria de la Republica en pesos, 5.000%, 03/01/2035	2,379,630	2.5
		2,739,709	2.9

	Colombia: 4.8%
COP 6,317,700,000	Colombian TES, 6.000%, 04/28/2028	1,915,206	2.1
COP 2,767,700,000	Colombian TES, 7.000%, 06/30/2032	880,591	0.9
COP 4,917,000,000	Colombian TES, 7.500%, 08/26/2026	1,634,818	1.8
		4,430,615	4.8

	Czech Republic: 3.2%
CZK 43,310,000	Czech Republic Government Bond, 1.000%, 06/26/2026	1,851,014	2.0
CZK 23,500,000	Czech Republic Government Bond, 2.400%, 09/17/2025	1,086,419	1.2
		2,937,433	3.2

	Dominican Republic: 0.2%
DOP 8,000,000	Dominican Republic International Bond, 8.900%, 02/15/2023	150,862	0.2

	Hungary: 2.2%
HUF 321,900,000	Hungary Government Bond, 2.750%, 12/22/2026	1,188,681	1.3
HUF 228,890,000	Hungary Government Bond, 3.000%, 06/26/2024	852,704	0.9
		2,041,385	2.2

	Indonesia: 7.5%
IDR 5,447,000,000	Indonesia Treasury Bond, 7.000%, 05/15/2027	391,807	0.4
IDR 8,959,000,000	Indonesia Treasury Bond, 7.500%, 08/15/2032	644,697	0.7
IDR 18,344,000,000	Indonesia Treasury Bond, 7.500%, 05/15/2038	1,311,481	1.4
IDR 11,487,000,000	Indonesia Treasury Bond, 8.250%, 06/15/2032	876,933	0.9
IDR 18,137,000,000	Indonesia Treasury Bond, 8.375%, 03/15/2034	1,401,184	1.5
IDR 16,503,000,000	Indonesia Treasury Bond, 8.375%, 04/15/2039	1,274,948	1.4
IDR 3,531,000,000	Indonesia Treasury Bond, 8.750%, 05/15/2031	281,520	0.3
IDR 9,481,000,000	Indonesia Treasury Bond, 11.000%, 09/15/2025	826,791	0.9
		7,009,361	7.5

	Malaysia: 4.8%
MYR 2,608,000	Malaysia Government Bond, 3.899%, 11/16/2027	661,238	0.7
MYR 15,015,000	Malaysia Government Bond, 3.955%, 09/15/2025	3,803,207	4.1
		4,464,445	4.8

	Mexico: 10.7%
MXN 65,182,200	Mexican Bonos, 6.500%, 06/09/2022	3,430,809	3.7
MXN 12,170,000	Mexican Bonos, 7.500%, 06/03/2027	669,104	0.7
MXN 37,912,700	Mexican Bonos, 7.750%, 05/29/2031	2,141,017	2.3
MXN 16,100,000	Mexican Bonos, 7.750%, 11/13/2042	903,874	1.0
MXN 26,101,000	Mexican Bonos, 8.500%, 11/18/2038	1,575,130	1.7
MXN 18,220,000	Mexican Bonos, 10.000%, 11/20/2036	1,245,310	1.3
		9,965,244	10.7

	Peru: 4.7%
PEN 1,500,000 (1)	Peru Government Bond, 5.400%, 08/12/2034	475,898	0.5
PEN 3,729,000 (1)	Peru Government Bond, 6.150%, 08/12/2032	1,276,561	1.4

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Peru: (continued)
PEN 4,070,000	Peru Government Bond, 6.350%, 08/12/2028	$1,425,770	1.5
PEN 372,000	Peru Government Bond, 6.850%, 02/12/2042	135,115	0.2
PEN 2,821,000	Peru Government Bond, 6.900%, 08/12/2037	1,027,588	1.1
		4,340,932	4.7

	Philippines: 2.4%
PHP 100,000,000	Philippine Government International Bond, 3.900%, 11/26/2022	1,981,873	2.1
PHP 10,000,000	Philippine Government International Bond, 6.250%, 01/14/2036	238,823	0.3
		2,220,696	2.4

	Poland: 3.9%
PLN 9,840,000	Republic of Poland Government Bond, 2.500%, 07/25/2026	2,675,464	2.9
PLN 3,368,000	Republic of Poland Government Bond, 2.750%, 04/25/2028	931,004	1.0
		3,606,468	3.9

	Romania: 2.5%
RON 3,370,000	Romania Government Bond, 3.250%, 04/29/2024	771,774	0.8
RON 3,065,000	Romania Government Bond, 4.850%, 04/22/2026	748,877	0.8
RON 3,240,000	Romania Government Bond, 5.000%, 02/12/2029	793,172	0.9
		2,313,823	2.5

	Russia: 9.5%
RUB 77,670,000	Russian Federal Bond - OFZ, 7.500%, 08/18/2021	1,288,258	1.4
RUB 102,964,000	Russian Federal Bond - OFZ, 7.750%, 09/16/2026	1,811,178	2.0
RUB 168,800,000	Russian Federal Bond - OFZ, 7.950%, 10/07/2026	2,993,682	3.2
RUB 156,256,000	Russian Federal Bond - OFZ, 7.250%, 05/10/2034	2,715,197	2.9
		8,808,315	9.5

	South Africa: 7.3%
ZAR 22	Republic of South Africa Government Bond, 6.250%, 03/31/2036	1	0.0
ZAR 65,035,000	Republic of South Africa Government Bond, 8.500%, 01/31/2037	4,118,435	4.4
ZAR 40,901,000	Republic of South Africa Government Bond, 9.000%, 01/31/2040	2,665,725	2.9
		6,784,161	7.3

	South Korea: 1.2%
IDR 15,800,000,000	Export-Import Bank of Korea, 7.250%, 12/07/2024	1,161,546	1.2

	Thailand: 4.9%
THB 5,688,000	Thailand Government Bond, 3.650%, 06/20/2031	230,735	0.2
THB 64,354,000	Thailand Government Bond, 3.775%, 06/25/2032	2,664,025	2.9
THB 19,669,000	Thailand Government Bond, 4.875%, 06/22/2029	852,674	0.9
THB 21,590,000	Thailand Government Bond, 2.875%, 12/17/2028	806,734	0.9
		4,554,168	4.9

	Turkey: 3.5%
TRY 1,050,000	European Bank Reconstruction & Development, 27.500%, 09/11/2020	193,400	0.2
TRY 8,188,000	Turkey Government Bond, 8.000%, 03/12/2025	1,183,675	1.3
TRY 3,831,000	Turkey Government Bond, 9.500%, 01/12/2022	624,172	0.7
TRY 4,885,000	Turkey Government Bond, 10.400%, 03/20/2024	793,227	0.8
TRY 1,832,000	Turkey Government Bond, 10.500%, 08/11/2027	287,626	0.3
TRY 900,000	Turkey Government Bond, 12.200%, 01/18/2023	154,312	0.2
		3,236,412	3.5

	Uruguay: 1.2%
UYU 34,962,000	Uruguay Government International Bond, 8.500%, 03/15/2028	810,466	0.9
UYU 10,000,000	Uruguay Government International Bond, 9.875%, 06/20/2022	263,460	0.3
		1,073,926	1.2

	Total Sovereign Bonds
	(Cost $81,678,357)	82,749,170	89.2

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SUPRANATIONAL BONDS: 3.9%
	Supranational: 3.6%
PLN 2,402,000	European Investment Bank, 3.000%, 05/24/2024	$662,104	0.7
ZAR 6,900,000	European Investment Bank, 8.125%, 12/21/2026	515,371	0.6
ZAR 10,735,000	European Investment Bank, 8.375%, 07/29/2022	798,857	0.9
IDR 18,400,000,000	Inter-American Development Bank, 6.250%, 06/15/2021	1,334,091	1.4
		3,310,423	3.6

	Turkey: 0.3%
TRY 2,000,000	European Investment Bank, 9.125%, 10/07/2020	333,431	0.3

	Total Supranational Bonds
	(Cost $3,698,512)	3,643,854	3.9

	Total Long-Term Investments
	(Cost $85,376,869)	86,393,024	93.1

SHORT-TERM INVESTMENTS: 5.5%
	Commercial Paper: 4.3%
2,000,000	Consolidated Edison Inc., 1.860%, 01/09/2020	1,999,084	2.1
1,000,000	Mondelez International Inc., 1.680%, 01/02/2020	999,908	1.1
1,000,000	The Kroger Co., 1.780%, 01/03/2020	999,951	1.1

	Total Commercial Paper
	(Cost $3,999,076)	3,998,943	4.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.2%
1,109,000 (2)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.500%
	(Cost $1,109,000)	1,109,000	1.2

	Total Short-Term Investments
	(Cost $5,108,076)	5,107,943	5.5

	Total Investments in Securities (Cost $90,484,945)	$91,500,967	98.6
	Assets in Excess of Other Liabilities	1,303,446	1.4
	Net Assets	$92,804,413	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Rate shown is the 7-day yield as of December 31, 2019.

Currency Abbreviations:
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish New Lira
UYU	Uruguayan Peso Uruguayo
ZAR	South African Rand

Sector Diversification	Percentage of Net Assets
Sovereign Bonds	89.2%
Supranational Bonds	3.9
Short-Term Investments	5.5
Assets in Excess of Other Liabilities	1.4
Net Assets	100.0%

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2019
Asset Table
Investments, at fair value
Sovereign Bonds	$–	$82,749,170	$–	$82,749,170
Supranational Bonds	–	3,643,854	–	3,643,854
Short-Term Investments	1,109,000	3,998,943	–	5,107,943
Total Investments, at fair value	$1,109,000	$90,391,967	$–	$91,500,967
Other Financial Instruments+
Centrally Cleared Swaps	–	33,256	–	33,256
Forward Foreign Currency Contracts	–	1,055,369	–	1,055,369
Futures	5,104	–	–	5,104
OTC Swaps	–	29,821	–	29,821
Total Assets	$1,114,104	$91,510,413	$–	$92,624,517
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(14,556)	$–	$(14,556)
Forward Foreign Currency Contracts	–	(1,103,080)	–	(1,103,080)
Futures	(4,328)	–	–	(4,328)
Total Liabilities	$(4,328)	$(1,117,636)	$–	$(1,121,964)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2019, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 802,797	RON 3,461,054	Barclays Bank PLC	02/07/20	$(6,733)
ZAR 4,488,336	USD 303,808	Barclays Bank PLC	02/07/20	15,132
ZAR 12,751,557	USD 853,912	Barclays Bank PLC	02/07/20	52,213
MYR 4,795,249	USD 1,159,533	Barclays Bank PLC	02/07/20	15,346
USD 347,656	RUB 21,833,925	Barclays Bank PLC	02/07/20	(2,575)
USD 902,620	CLP 703,077,797	Barclays Bank PLC	02/07/20	(32,805)
USD 933,252	PEN 3,123,353	Barclays Bank PLC	02/07/20	(8,349)
ZAR 52,914,697	USD 3,618,000	Barclays Bank PLC	02/07/20	142,116
MXN 939,394	USD 47,696	Barclays Bank PLC	02/07/20	1,718
USD 4,607,412	MXN 89,551,311	Barclays Bank PLC	02/07/20	(103,153)
HUF 314,467,361	USD 1,064,570	Barclays Bank PLC	02/07/20	3,098
MXN 17,515,383	USD 895,799	Barclays Bank PLC	02/07/20	25,543
USD 902,579	ZAR 13,589,446	Barclays Bank PLC	02/07/20	(63,086)
MXN 17,552,862	USD 893,282	Barclays Bank PLC	02/07/20	30,031
USD 1,325,203	RUB 84,986,469	Barclays Bank PLC	02/07/20	(38,036)
USD 895,799	ZAR 13,243,609	Barclays Bank PLC	02/07/20	(45,291)
COP 4,630,945,515	USD 1,389,635	Barclays Bank PLC	02/07/20	17,269
USD 4,760,514	PHP 240,593,391	BNP Paribas	02/07/20	18,877
USD 476,108	PLN 1,826,375	BNP Paribas	02/07/20	(5,346)
USD 93	KRW 107,306	BNP Paribas	02/07/20	–
BRL 5,716,994	USD 1,418,819	BNP Paribas	02/07/20	803
USD 177,332	IDR 2,520,198,125	BNP Paribas	02/07/20	(4,321)
USD 520,697	IDR 7,394,090,849	BNP Paribas	02/07/20	(12,262)
TRY 6,314,357	USD 1,071,191	BNP Paribas	02/07/20	(19,440)
USD 73,480	COP 259,887,128	BNP Paribas	02/07/20	(5,475)
USD 2,286,739	MXN 43,605,123	BNP Paribas	02/07/20	(6,971)
PLN 515,325	USD 136,006	BNP Paribas	02/07/20	(249)
USD 166,390	HUF 48,892,777	BNP Paribas	02/07/20	92
USD 910,794	COP 3,057,852,414	BNP Paribas	02/07/20	(18,197)
RON 7,483,998	USD 1,743,614	BNP Paribas	02/07/20	6,870
USD 1,152,266	THB 34,776,292	BNP Paribas	02/07/20	(9,742)

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

			Settlement Date	Unrealized Appreciation (Depreciation)
MXN 4,982,441	USD 261,000	BNP Paribas	02/07/20	$1,086
PLN 892,177	USD 227,425	Citibank N.A.	02/07/20	7,764
PLN 10,309,318	USD 2,678,971	Citibank N.A.	02/07/20	38,685
USD 901,285	MXN 17,264,647	Citibank N.A.	02/07/20	(6,868)
RUB 173,682,132	USD 2,731,467	Citibank N.A.	02/07/20	54,510
CLP 548,853,588	USD 731,756	Citibank N.A.	02/07/20	(1,522)
CZK 1,354,077	USD 59,006	Citibank N.A.	02/07/20	725
THB 17,253,933	USD 570,935	Citibank N.A.	02/07/20	5,585
HUF 273,963,465	USD 910,794	Citibank N.A.	02/07/20	19,357
USD 41,671	RON 181,685	Citibank N.A.	02/07/20	(824)
CLP 668,796,034	USD 910,794	Citibank N.A.	02/07/20	(20,980)
USD 896,108	PLN 3,490,881	Citibank N.A.	02/07/20	(24,129)
USD 22,458	CZK 508,046	Citibank N.A.	02/07/20	69
RUB 3,801,692	USD 60,858	Citibank N.A.	02/07/20	460
MXN 20,026,615	USD 1,021,362	Citibank N.A.	02/07/20	32,075
ILS 12,325	USD 3,537	Citibank N.A.	02/07/20	38
USD 910,794	PLN 3,517,608	Citibank N.A.	02/07/20	(16,489)
CLP 28,956,093	USD 38,817	Citibank N.A.	02/07/20	(292)
CLP 355,731,576	USD 445,550	Citibank N.A.	02/07/20	27,741
USD 158,060	HUF 47,782,082	Citibank N.A.	02/07/20	(4,168)
USD 896,108	COP 3,106,035,783	Citibank N.A.	02/07/20	(47,521)
BRL 2,127,470	USD 500,687	Credit Suisse International	02/07/20	27,598
USD 255,683	PEN 870,552	Goldman Sachs International	02/07/20	(6,763)
USD 1,748,821	BRL 7,360,613	Goldman Sachs International	02/07/20	(78,938)
USD 759,967	RON 3,264,248	Goldman Sachs International	02/07/20	(3,530)
USD 1,792,216	BRL 7,533,580	Goldman Sachs International	02/07/20	(78,494)
USD 870,457	HUF 263,492,782	Goldman Sachs International	02/07/20	(24,144)
USD 896,108	RUB 58,269,219	Goldman Sachs International	02/07/20	(38,569)
CLP 712,500,375	USD 893,282	Goldman Sachs International	02/07/20	54,679
CLP 356,589,794	USD 445,550	Goldman Sachs International	02/07/20	28,882
USD 145,477	MXN 2,762,981	Goldman Sachs International	02/07/20	(430)
USD 902,579	CLP 709,075,801	Goldman Sachs International	02/07/20	(40,826)
PHP 2,346,331	USD 46,070	Goldman Sachs International	02/07/20	172
USD 78,208	PHP 3,965,785	HSBC Bank USA N.A.	02/07/20	76
CLP 358,746,612	USD 445,550	HSBC Bank USA N.A.	02/07/20	31,752
RUB 44,511,448	USD 694,190	HSBC Bank USA N.A.	02/07/20	19,803
THB 31,619,793	USD 1,047,183	HSBC Bank USA N.A.	02/07/20	9,355
THB 3,694,759	USD 124,186	HSBC Bank USA N.A.	02/07/20	(1,528)
COP 6,214,455,835	USD 1,773,289	HSBC Bank USA N.A.	02/07/20	114,694
PEN 3,323	USD 981	HSBC Bank USA N.A.	02/07/20	21
TRY 248,189	USD 42,487	HSBC Bank USA N.A.	02/07/20	(1,147)
IDR 3,874,580,552	USD 279,309	HSBC Bank USA N.A.	02/07/20	(774)
THB 3,880,107	USD 128,327	HSBC Bank USA N.A.	02/07/20	1,322
USD 904,407	RUB 58,546,100	JPMorgan Chase Bank N.A.	02/07/20	(34,711)
IDR 834,436,080	USD 59,113	JPMorgan Chase Bank N.A.	02/07/20	1,033
USD 902,579	RUB 58,432,964	JPMorgan Chase Bank N.A.	02/07/20	(34,724)
USD 1,200,892	TRY 7,065,479	Morgan Stanley Capital Services LLC	02/07/20	24,029
USD 954,787	ZAR 13,835,130	Morgan Stanley Capital Services LLC	02/07/20	(28,337)
PLN 4,764,441	USD 1,221,517	Morgan Stanley Capital Services LLC	02/07/20	34,446
USD 896,108	ZAR 13,564,833	Morgan Stanley Capital Services LLC	02/07/20	(67,809)
USD 57,692	RON 245,998	Morgan Stanley Capital Services LLC	02/07/20	301
ZAR 13,254,998	USD 897,087	Morgan Stanley Capital Services LLC	02/07/20	44,813
HUF 207,912,450	USD 695,957	Morgan Stanley Capital Services LLC	02/07/20	9,940
USD 96,687	TRY 580,657	Standard Chartered Bank	02/07/20	(6)
ZAR 3,489,136	USD 247,444	Standard Chartered Bank	02/07/20	(873)
USD 80,252	CZK 1,858,388	Standard Chartered Bank	02/07/20	(1,726)
PHP 137,672,694	USD 2,715,652	Standard Chartered Bank	02/07/20	(2,386)
THB 40,263,294	USD 1,332,414	Standard Chartered Bank	02/07/20	12,936
RUB 8,493,855	USD 131,144	Standard Chartered Bank	02/07/20	5,103
CZK 11,857,030	USD 511,554	Standard Chartered Bank	02/07/20	11,485
USD 902,579	ZAR 13,621,856	Toronto Dominion Securities	02/07/20	(65,390)
USD 904,407	ZAR 13,631,437	Toronto Dominion Securities	02/07/20	(64,242)
MXN 17,585,846	USD 893,282	Toronto Dominion Securities	02/07/20	31,766
MXN 17,540,877	USD 893,282	Toronto Dominion Securities	02/07/20	29,401
RUB 6,691,415	USD 103,409	Toronto Dominion Securities	02/07/20	3,926
PLN 10,591,113	USD 2,751,308	Toronto Dominion Securities	02/07/20	40,633

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

			Settlement Date	Unrealized Appreciation (Depreciation)
USD 896,108	PLN 3,486,253	Toronto Dominion Securities	02/07/20	$(22,909)
				$(47,711)

At December 31, 2019, the following futures contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	7	03/31/20	$830,266	$(2,638)
U.S. Treasury Ultra 10-Year Note	1	03/20/20	140,703	(1,690)
			$970,969	$(4,328)
Short Contracts:
U.S. Treasury 10-Year Note	(1)	03/20/20	(128,422)	1,085
U.S. Treasury 2-Year Note	(11)	03/31/20	(2,370,500)	839
U.S. Treasury Long Bond	(1)	03/20/20	(155,906)	3,180
			$(2,654,828)	$5,104

At December 31, 2019, the following centrally cleared interest rate swaps were outstanding for Voya Emerging Markets Local Currency Debt Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month PLZ-WIBOR	Semi-Annual	2.660%	Annual	06/27/27	PLN	2,200,000	$33,578	$33,256
Receive	28-day MXN TIIE-BANXICO	Monthly	6.880	Monthly	07/28/22	MXN	33,000,000	(11,509)	(14,556)
								$22,069	$18,700

At December 31, 2019, the following over-the-counter interest rate swaps were outstanding for Voya Emerging Markets Local Currency Debt Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Counterparty	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-month ZAR-JIBAR	Quarterly	Barclays Bank PLC	8.280%	Quarterly	09/30/24	ZAR	7,500,000	$29,821	$–	$29,821
									$29,821	$–	$29,821

Currency Abbreviations
BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

ILS	-	Israeli New Shekel
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

At December 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $91,395,375.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$4,290,025
Gross Unrealized Depreciation	(3,258,151)
Net Unrealized Appreciation	$1,031,874